Convertible Promissory Notes (Tables)	12 Months Ended
Jun. 30, 2024
Convertible Promissory Notes [Abstract]
Schedule of Convertible Promissory Notes	The balance of convertible promissory notes as of June 30, 2024 and 2023 consisted of the following:
	As of June 30,
	2024	2023
Debt from SIS SPAC INVESTMENT FUND PTE. LTD.	$1,000,000	$-
Debt from Song Diego Corporation	1,000,000	-
Debt from Shan Ling Ge	850,000	-
Debt from Kia Hong Lim	550,000	-
Debt from SIS GLOBAL FUND VCC	500,000	-
Debt from Simon Meng	335,000	-
Debt from Ling Fei Yen	250,000	-
Debt from Lik Qi Lim	200,000	-
Debt from Ah Lian Ng	104,074	-
Debt from Hwee Hai Lim	100,000	-
Total Convertible Promissory Notes	$4,889,074	$-